united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

Sandalwood Opportunity Fund
Class A Shares: SANAX
Class I Shares: SANIX
Class C Shares: SANCX

Semi-Annual Report
March 31, 2017

www.sandalwoodfund.com
1-888-868-9501

Distributed by Northern Lights Distributors, LLC
Member FINRA

Sandalwood Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, compared to its benchmark:

			Annualized	Annualized Inception **	Annualized Inception ***-
	Six Months	One Year	Three Year	March 31, 2017	March 31, 2017
Sandalwood Opportunity Fund – Class A	(1.23)%	(11.71)%	(7.60)%	(2.48)%	N/A
Sandalwood Opportunity Fund – Class A with load	(6.86)%	(16.82)%	(9.40)%	(3.80)%	N/A
Sandalwood Opportunity Fund – Class I	(1.10)%	(11.43)%	(7.34)%	(2.22)%	N/A
Sandalwood Opportunity Fund – Class C	(1.62)%	(12.38)%	(8.18)%	N/A	(7.64)%
HFRX Fixed Income - Credit Index	3.24%	8.19%	(2.59)%	1.94%	(0.37)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%, where applicable. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The returns would have been lower had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses before any fee waiver are 4.02% for Class A shares, 3.77% for Class I shares and 4.77% for Class C per the January 30, 2017, prospectus. After fee waivers, the Fund’s total annual operating expenses are 3.55%, 3.30%, and 4.30% for Class A, Class I, and Class C shares, respectively. Class A shares are subject to a maximum sales load imposed on purchases of 5.75%. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

**	Inception date is November 29, 2012 for Class A and Class I shares.

***	Inception date is February 11, 2014 for Class C shares.

HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities. Investors cannot invest directly in the index.

The Fund’s top asset classes as of March 31, 2017, are as follows:

Asset Class	% of Net Assets
Mutual Funds	71.6%
Commercial Mortgage Backed Securities	19.2%
Home Equity Backed Security	6.2%
Money Market Fund	5.3%
Corporate Bonds and Notes	0.0%
Liabilities in excess of Other Assets	(2.3)%
100.0%

Please refer to Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Principal ($)		Fair Value
	CORPORATE BONDS AND NOTES - 0.0%
	METAL - COPPER - 0.0%
92,500	Cobre Del Mayo SA de CV, 8.750% due 11/15/21, 144A (Cost $92,501)	$—

	COMMERCIAL MORTGAGE BACKED SECURITIES - 19.2%
825,919	Alternative Loan Trust 2006-36T2, 1.882% due 12/25/2036	446,108
992,000	Prime Mortgage Trust 2006-CL1, 0.853% due 2/25/35	627,946
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $991,549)	1,074,054

	HOME EQUITY BACKED SECURITY - 6.2%
387,647	CDC Mortgage Capital Trust 2004-HE-1, 2.556% due 6/25/34, (Cost $330,078)	350,140

Shares
	MUTUAL FUNDS - 71.6%
	DEBT FUNDS - 71.6%
292,831	Credit Suisse Floating Rate High Income Fund - Institutional Class	2,005,894
246,703	Oppenheimer Senior Floating Rate Fund - Class I	2,010,633
	TOTAL MUTUAL FUNDS (Cost $4,014,095)	4,016,527

	SHORT-TERM INVESTMENT - 5.3%
	MONEY MARKET FUND - 5.3%
297,986	Goldman Sachs Financial Square Funds -	297,986
	Government Fund, to yield 0.13% * (Cost $297,986)

	TOTAL INVESTMENTS - 102.3% (Cost $5,726,209) (a)	$5,738,707
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%	(128,147)
	NET ASSETS - 100.0%	$5,610,560

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,736,440 differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$202,400
Unrealized Depreciation:	(200,133)
Net Unrealized Appreciation:	$2,267

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

ASSETS
Investment in securities (identified cost $5,726,209), at fair value	$5,738,707
Interest receivable	15,203
Segregated cash at broker	5,001
Receivable due from Adviser	3,675
Receivable for Fund shares sold	548
Prepaid expenses and other assets	44,695
TOTAL ASSETS	5,807,829

LIABILITIES
Payable for Fund shares redeemed	180,093
Payable to related parties	1,267
Distribution (12b-1) fees payable	1,173
Accrued expenses and other liabilities	14,736
TOTAL LIABILITIES	197,269
NET ASSETS	$5,610,560

Net Assets Consist Of:
Paid in capital	$33,199,380
Accumulated net investment loss	(1,370,760)
Accumulated net realized loss from security transactions and swap contracts	(26,230,558)
Net unrealized appreciation of investments	12,498
NET ASSETS	$5,610,560

Net Asset Value Per Share:
Class A Shares:
Net Assets	$1,215,568
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	168,732
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$7.20
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$7.64

Class I Shares:
Net Assets	$3,627,556
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	503,030
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$7.21

Class C Shares:
Net Assets	$767,436
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	105,360
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$7.28

(a)	On investments of $1 million or more, the maximum sales charge will not apply.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2017

INVESTMENT INCOME
Dividend Income	$23,168
Interest income	117,989
TOTAL INVESTMENT INCOME	141,157

EXPENSES
Investment advisory fees	143,687
Distribution (12b-1) Fees:
Class A	1,770
Class C	8,250
Registration fees	24,433
Accounting services fees	19,447
Professional fees	17,951
Compliance officer fees	12,765
Trustees fees and expenses	7,778
Administrative services fees	7,180
Transfer agent fees	5,684
Non 12b-1 shareholder servicing	4,987
Printing and postage expenses	3,989
Custodian fees	2,495
Insurance expense	499
Short sale interest expense	361
Other expenses	1,247
TOTAL EXPENSES	262,523

Less: Fees waived by the Adviser	(100,885)

NET EXPENSES	161,638
NET INVESTMENT LOSS	(20,481)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss on investments	(303,656)
Net change in unrealized appreciation (depreciation) on investments	163,520

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(140,136)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(160,617)

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2017	September 30,
	(Unaudited)	2016
FROM OPERATIONS
Net investment income (loss)	$(20,481)	$2,333,321
Net realized loss from security transactions, swap contracts, and securities sold short	(303,656)	(25,510,019)
Net change in unrealized appreciation (depreciation) of investments, swap contracts and securities sold short	163,520	10,290,552
Net decrease in net assets resulting from operations	(160,617)	(12,886,146)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(360,613)
Class I	—	(4,061,227)
Class C	—	(241,403)
Net decrease in net assets resulting from distributions to shareholders	—	(4,663,243)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	47,335	1,090,441
Class I	65,255	10,264,003
Class C	—	363,818
Net asset value of shares issued in reinvestment of distributions:
Class A	—	310,496
Class I	—	3,696,492
Class C	—	221,786
Payments for shares redeemed:
Class A	(395,904)	(12,324,568)
Class I	(9,623,807)	(120,644,785)
Class C	(1,442,492)	(3,017,619)
Net decrease in net assets resulting from shares of beneficial interest	(11,349,613)	(120,039,936)
TOTAL DECREASE IN NET ASSETS	(11,510,230)	(137,589,325)

NET ASSETS
Beginning of Period	17,120,790	154,710,115
End of Period*	$5,610,560	$17,120,790
* Includes undistributed net investment loss of:	$(1,370,760)	$(1,350,279)

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2017	September 30,
	(Unaudited)	2016
SHARE ACTIVITY
Class A:
Shares Sold	6,574	118,715
Shares Reinvested	—	37,229
Shares Redeemed	(54,845)	(1,423,623)
Net decrease in shares of beneficial interest outstanding	(48,271)	(1,267,679)

Class I:
Shares Sold	9,039	1,147,518
Shares Reinvested	—	436,954
Shares Redeemed	(1,330,514)	(14,054,415)
Net decrease in shares of beneficial interest outstanding	(1,321,475)	(12,469,943)

Class C:
Shares Sold	—	41,002
Shares Reinvested	—	26,652
Shares Redeemed	(197,473)	(356,894)
Net decrease in shares of beneficial interest outstanding	(197,473)	(289,240)

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2017		Year Ended		Year Ended		Year Ended		Period Ended
Class A	(Unaudited)		September 30, 2016		September 30, 2015		September 30, 2014		September 30, 2013 (1)
Net asset value, beginning of period	$7.29		$9.44		$10.75		$10.70		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.43		0.28		0.28		0.22
Net realized and unrealized gain (loss) on investments	(0.08)		(1.96)		(0.96)		0.43		0.70
Total from investment operations	(0.09)		(1.53)		(0.68)		0.71		0.92
Less distributions from:
Net investment income	—		—		(0.15)		(0.38)		(0.22)
Net realized gains	—		—		—		(0.07)		—
Return of capital	—		(0.62)		(0.48)		(0.21)		—
Total distributions	—		(0.62)		(0.63)		(0.66)		(0.22)
Net asset value, end of period	$7.20		$7.29		$9.44		$10.75		$10.70
Total return (3)	(1.23	)% (6)	(16.67)%		(6.51)%		6.76%		9.17	% (6)
Net assets, at end of period (000s)	$1,216		$1,582		$14,017		$49,485		$25,607
Ratio of gross expenses to average net assets (4)(10)	4.73	% (5)	3.98	% (9)	3.35	% (8)	3.18	% (7)	3.57	% (5)
Ratio of net expenses to average net assets (10)	2.95	% (5)	3.51	% (9)	3.15	% (8)	2.99	% (7)	2.95	% (5)
Ratio of net investment income (loss) to average net assets (10)	(0.25	)% (5)	5.04	% (9)	2.74	% (8)	2.58	% (7)	2.39	% (5)
Portfolio Turnover Rate	208	% (6)	75%		177%		197%		87	% (6)

(1)	The Sandalwood Opportunity Fund Class A shares commenced operations on November 29, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Includes 0.04% for the year ended September 30, 2014 attributed to margin expense on short sales, which is not subject to waiver by the Adviser.

(8)	Includes 0.20% for the year ended September 30, 2015 attributed to line of credit fees and margin expense on short sales, which are not subject to waiver by the Adviser.

(9)	Includes 0.56% for the year ended September 30, 2016 attributed to line of credit fees and margin expense on short sales, which are not subject to waiver by the Adviser.

(10)	Does not include the expenses of other investment companies in which the Fund invests.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2017		Year Ended		Year Ended		Year Ended		Period Ended
Class I	(Unaudited)		September 30, 2016		September 30, 2015		September 30, 2014		September 30, 2013 (1)
Net asset value, beginning of period	$7.29		$9.45		$10.76		$10.71		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.29		0.31		0.31		0.24
Net realized and unrealized gain (loss) on investments	(0.07)		(1.80)		(0.96)		0.42		0.70
Total from investment operations	(0.08)		(1.51)		(0.65)		0.73		0.94
Less distributions from:
Net investment income	—		—		(0.16)		(0.40)		(0.23)
Net realized gains	—		—		—		(0.07)		—
Return of capital	—		(0.65)		(0.50)		(0.21)		—
Total distributions	—		(0.65)		(0.66)		(0.68)		(0.23)
Net asset value, end of period	$7.21		$7.29		$9.45		$10.76		$10.71
Total return (3)	(1.10	)% (6)	(16.47)%		(6.20)%		7.00%		9.41	% (6)
Net assets, at end of period (000s)	$3,628		$13,297		$135,027		$204,020		$33,657
Ratio of gross expenses to average net assets (4)(10)	4.48	% (5)	3.73	% (9)	3.13	% (8)	2.96	% (7)	3.32	% (5)
Ratio of net expenses to average net assets (10)	2.70	% (5)	3.26	% (9)	2.90	% (8)	2.74	% (7)	2.70	% (5)
Ratio of net investment income (loss) to average net assets (10)	(0.22	)% (5)	3.23	% (9)	3.05	% (8)	2.85	% (7)	2.66	% (5)
Portfolio Turnover Rate	208	% (6)	75%		177%		197%		87	% (6)

(1)	The Sandalwood Opportunity Fund Class I shares commenced operations on November 29, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Includes 0.04% for the year ended September 30, 2014 attributed to margin expense on short sales, which is not subject to waiver by the Adviser.

(8)	Includes 0.20% for the year ended September 30, 2015 attributed to line of credit fees and margin expense on short sales, which are not subject to waiver by the Adviser.

(9)	Includes 0.56% for the year ended September 30, 2016 attributed to line of credit fees and margin expense on short sales, which are not subject to waiver by the Adviser.

(10)	Does not include the expenses of other investment companies in which the Fund invests.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2017		Year Ended		Year Ended		Period Ended
Class C	(Unaudited)		September 30, 2016		September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$7.40		$9.57		$10.90		$10.84
Activity from investment operations:
Net investment income (loss) (2)	(0.04)		0.08		0.23		0.18
Net realized and unrealized gain (loss) on investments	(0.08)		(1.69)		(1.00)		0.24
Total from investment operations	(0.12)		(1.61)		(0.77)		0.42
Less distributions from:
Net investment income	—		—		(0.13)		(0.08)
Net realized gains	—		—		—		(0.07)
Return of capital	—		(0.56)		(0.43)		(0.21)
Total distributions	—		(0.56)		(0.56)		(0.36)
Net asset value, end of period	$7.28		$7.40		$9.57		$10.90
Total return (3)	(1.62	)% (6)	(17.29)%		(7.15)%		3.21	% (6)
Net assets, at end of period (000s)	$767		$2,242		$5,666		$2,373
Ratio of gross expenses to average net assets (4)(10)	5.48	% (5)	4.73	% (9)	4.21	% (8)	3.96	% (5)(7)
Ratio of net expenses to average net assets (10)	3.70	% (5)	4.26	% (9)	3.90	% (8)	3.74	% (5)(7)
Ratio of net investment income (loss) to average net assets (10)	(1.17	)% (5)	0.97	% (9)	2.24	% (8)	2.95	% (5)(7)
Portfolio Turnover Rate	208	% (6)	75%		177%		197	% (6)

(1)	The Sandalwood Opportunity Fund Class C shares commenced operations on February 11, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Includes 0.04% for the year ended September 30, 2014 attributed to margin expense on short sales, which is not subject to waiver by the Adviser.

(8)	Includes 0.20% for the year ended September 30, 2015 attributed to line of credit fees and margin expense on short sales, which are not subject to waiver by the Adviser.

(9)	Includes 0.56% for the year ended September 30, 2016 attributed to line of credit fees and margin expense on short sales, which are not subject to waiver by the Adviser.

(10)	Does not include the expenses of other investment companies in which the Fund invests.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2017

1.	ORGANIZATION

The Sandalwood Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation.

The Fund currently offers Class A shares, Class I shares and Class C shares. Class I and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which can be waived by the Adviser. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in preparation of the Fund’s financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative assets within the Fund. Class specific expenses are allocated to that share class.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Total return swaps on fixed income securities are valued each day by using the fixed income securities valuation from an independent pricing service which uses methods that include current market quotations from a major market maker in the security and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies may be valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers. The applicable investments are valued collectively via inputs from each of these groups. In accordance with the Trust’s valuation policies and procedures, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-advisers, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser and/or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-advisers based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-advisers are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Commercial Mortgage Backed Securities	$—	$1,074,054	$—	$1,074,054
Home Equity Backed Security	—	350,140	—	350,140
Mutual Funds	4,016,527	—	—	4,016,527
Money Market Fund	297,986	—	—	297,986
Total	$4,314,513	$1,424,194	$—	$5,738,707

There were no transfers into or out of Level 1 and Level 2 during the period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (FDIC) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Credit Facility – The Fund has entered into a revolving line of credit agreement with MUFG Union Bank, N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is the lesser of $50,000,000 or 20% of the Fund’s daily market value. Borrowings under this agreement bear interest on the outstanding principal at a rate equal to the Interest Rate of 3.50%. In the event of Default, all loans will bear interest at a rate equal to 5.00% in excess of the interest rate specified, per annum, on the principal balance outstanding. During the six months ended March 31, 2017, the Fund incurred $0 of interest expense related to the borrowings. Average borrowings and the average interest rate during the six months ended March 31, 2017 was $0 and 0%, respectively. As of March 31, 2017, the Fund had $0 outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold debt securities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

The Fund maintains cash as collateral to secure its obligations under the swaps. As of March 31, 2017, the notional value of the swaps was $0 and the collateral held was $0. There were no swaps open at year end and therefore the collateral held is considered a Deposit at Broker. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to interest price risk. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of March 31, 2017, the fair value of these financial instruments was $0. Had there been a fair value of these financial instruments, they would have been located under unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized gain on swaps are located on the Statement of Operations.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013 - 2015), or expected to be taken in the Fund’s 2016 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the prime broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $12,798,388 and $11,152,993, respectively. Short sales and closing purchases from securities sold short amounted to $0 and $0.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC, serves as the Fund’s investment adviser (the “Adviser”). The Adviser has engaged Sandalwood Securities, Inc. as the primary sub-adviser to the Fund. The Fund, in consultation with Sandalwood Securities, Inc., has engaged the following sub-advisers to provide investment sub-advisory services to a portion of the assets of the Fund, as allocated to each sub-adviser: Deer Park Road Management Company, L.P., Acuity Capital Management, LLC and MidOcean Credit Fund Management, L.P., doing business as MidOcean Credit Partners. The Adviser compensates each sub-adviser for its services from the management fees the Adviser receives from the Fund. Effective June 30, 2016 Acuity Capital Management, LLC terminated its sub-advisory agreement with respect to Sandalwood Opportunity Fund (the “Fund”). The Board has approved interim and final sub-advisory agreements between the Fund’s Adviser and CCM Partners (d/b/a Shelton Capital Management) (“Shelton”).

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 2.55% of the Fund’s average daily net assets. The sub-advisers are paid by the Adviser, not the Fund. For the six months ended March 31, 2017, the Fund incurred $143,687 in advisory fees.

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2018, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, or extraordinary expenses, such as litigation expenses (which may include indemnification of Trust officers and Trustees or contractual indemnification of Fund service providers (other than the Adviser)), not incurred in the ordinary course of the Fund’s business) do not exceed 2.95% per annum of Class A average daily net assets, 2.70% per annum for Class I average daily net assets and 3.70% per annum for Class C average daily net assets (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Total Annual Operating Expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the Fund’s Total Annual Operating Expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2017, the Fund waived fees of $100,885 pursuant to the waiver agreement.

The following amounts previously waived or reimbursed by the Adviser are subject to recapture by the following dates:

9/30/2017	9/30/2018	9/30/2019
$320,862	$496,594	$338,804

Distributor – The Trust has adopted the Trust’s Master Distribution and Shareholder Services Plans for Class A shares and Class C pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A and Class C, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. Pursuant to the Plan, $1,770 in distribution fees for Class A shares and $8,250 in distribution fees for Class C shares were incurred during the six months ended March 31, 2017.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares for the six months ended March 31, 2017, the Distributor received $0 from front-end sales charges of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Credit Suisse Floating Rate High Income Fund - Institutional Class (“Credit Suisse”) and Oppenheimer Senior Floating Rate Fund - Class I (“Oppenheimer”). The Fund may redeem its investment in Credit Suisse or Oppenheimer at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Credit Suisse and Oppenheimer. The financial statements of the Credit Suisse and Oppenheimer, including the portfolio of investments, can be found at the Credit Suisse and Oppenheimer website, www.us-fund.credit-suisse.com and www.oppenheimerfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2017, the percentage of the Fund’s net assets invested in Credit Suisse 35.8% and Oppenheimer 35.8%.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2016 and September 30, 2015 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2016	September 30, 2015
Ordinary Income	$—	$3,618,806
Return of Capital	4,663,243	9,363,622
	$4,663,243	$12,982,428

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

As of September 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(25,017,973)	$(2,248,977)	$—	$(161,253)	$(27,428,203)

The difference between book basis and tax basis accumulated net investment loss, accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $23,667,694.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $1,350,279.

At September 30, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Expiring FYE	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
$—	$1,882,945	$366,032	$2,248,977

Permanent book and tax differences, primarily attributable to the tax adjustments for paydowns and swaps, resulted in reclassifications for the year ended September 30, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(374,046)	$(1,044,755)	$1,418,801

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of March 31, 2017, Pershing LLC held 26.7% of the voting securities of Class A and RBC Capital Markets held 39.8% of the voting securities of Class C. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Pershing LLC or RBC Capital Markets are also owned beneficially.

Sandalwood Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

8.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The Board of Trustees (the “Board”) of Northern Lights Fund Trust (the “Trust”), after careful consideration, has approved there organization (the “Reorganization”) of the Sandalwood Opportunity Fund (the “Target Fund”), into the Deer Park Total Return Credit Fund (the “Survivor Fund”), which is also a series of the Trust. The Board of Trustees of the Trust (the “Board”), on behalf of each Fund, has approved the Reorganization and has determined that the Reorganization is in the best interests of the Funds and their respective shareholders. The Survivor Fund pursues an investment objective identical to that of the Target Fund, income and capital appreciation, and the investment strategies of the Funds are similar. These transfers are expected to occur on or about April 7, 2017 (the “Closing Date”).

Immediately after the Reorganization, the Target Fund will make a liquidating distribution to its shareholders of the Survivor Fund shares received, so that a holder of shares in the Target Fund at the Closing Date of the Reorganization will receive a number of shares of the Survivor Fund with the same aggregate value as the shareholder had in the Target Fund immediately before the Reorganization. Shareholders who own Class A shares of the Target Fund will receive Class A shares of the Survivor Fund. Shareholders who own Class C shares of the Target Fund will receive Class C shares of the Survivor Fund. Shareholders who own Class I shares of the Target Fund will receive Class I shares of the Survivor Fund.

Following the Reorganization, the Target Fund will cease operations as a separate series of the Trust. Shareholders of the Target Fund will not be assessed any sales charges, redemption fees or any other shareholder fee in connection with the Reorganization. In addition, we do not expect the Reorganization to cause the shareholders of the Target Fund to recognize any federally taxable gains or losses.

Management has concluded that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Sandalwood Opportunity Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2017

As a shareholder of the Sandalwood Opportunity Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Sandalwood Opportunity Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sandalwood Opportunity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	10/1/16	3/31/17	10/1/16 – 3/31/17	10/1/16 – 3/31/17
Class A	$1,000.00	$ 987.70	$14.62	2.95%
Class I	1,000.00	989.00	13.46	2.70
Class C	1,000.00	983.80	18.40	3.70

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/16	3/31/17	10/1/16 – 3/31/17	10/1/16 – 3/31/17
Class A	$1,000.00	$1,010.22	$14.78	2.95%
Class I	1,000.00	1,011.47	13.54	2.70
Class C	1,000.00	1,006.52	18.61	3.70

*	Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

Sandalwood Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2017

Sandalwood Opportunity Fund (Adviser – Princeton Fund Advisors, LLC)*

In connection with the regular meeting held on November 17-18, 2016 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Princeton Fund Advisors, LLC (“PFA”) and the Trust, with respect to the Sandalwood Opportunity Fund (“Sandalwood” or the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Service. The Trustees noted that PFA, currently had approximately $900 million in assets under management, and provides alternative asset management strategies to institutional and private clients. The Trustees reviewed the background information of key PFA personnel responsible for servicing Sandalwood, and took into consideration their education and varied financial industry experience from prior positions at large institutions. The Trustees noted that PFA did not directly make investment decisions, but rather, it conducted ongoing research and due diligence with respect to new and current strategies and their managers to determine suitability and effectiveness with respect to Sandalwood. The Trustees acknowledged that PFA had built comprehensive processes around the management and compliance oversight of Sandalwood and its sub-advisers to ensure adherence to the stated investment guidelines. The Trustees noted that PFA provided active operational management to Sandalwood, which allowed sub-advisers to the Fund to focus on managing their sleeve of the portfolio. The Trustees positively noted PFA’s regular communication processes with Sandalwood’s sub-advisers, which included regular discussion of asset allocation, the outlook for the credit markets, and routine reviews of performance. The Trustees acknowledged that PFA has represented it had a risk management program that addresses and monitors the key risks and challenges associated with Sandalwood’s credit strategy. The Trustees noted that PFA monitored compliance with Sandalwood’s investment limitations by working with the Fund’s sub-advisers to ensure that diversification and liquidity met the requirements of an open-ended fund. The Trustees acknowledged that PFA’s operation and administrative expertise and noted that they appear to be highly engaged with each of Sandalwood’s sub-advisers.

Performance. The Trustees reviewed the Fund’s performance and noted that it had experienced significant adverse performance since the middle of 2015. They Trustees engaged in an in-depth discussion of the Fund’s performance, and concluded that although they were satisfied with the service provided by the adviser, the strategy being implemented with respect to the Fund had not been successful and that the Fund had experienced a dramatic decrease in asset size. As such, the Trustees agreed that the proposed merger of the Fund with Deer Park Total Return Credit Fund would be in the best interest of shareholders and should proceed.

Fees and Expenses. The Trustees noted the Fund’s advisory fee was higher than both the peer group and both Morningstar category averages, above the highest fee in the peer group and adviser-selected Morningstar category, and the highest fee in the Fund’s Morningstar category. They noted, however, that

Sandalwood Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2017

the advisory fee included the expense of hiring quality sub-advisers. The Trustees discussed the net expense ratio of the Fund, noting that it was lower than the peer group average, higher than both Morningstar category averages, but well within the ranges of both Morningstar categories. After further discussion, the Trustees agreed that the advisory fee was not unreasonable.

Economies of Scale. The Trustees considered the growth projections of the adviser, and noted that the small size of the Fund is one of the main reasons for the Fund’s merger. They concluded that economies of scale had not been achieved and it was doubtful if they would be achieved without the proposed merger.

Profitability. The Trustees discussed the profits realized by the adviser in connection with the operation of the Fund. They noted that although the adviser did realize a profit with respect to the Fund, the amount of the profit realized was small in terms of both dollars and percentage, and therefore not excessive.

Conclusion. Having requested and received such information from PFA as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Board concluded that the proposed merger of the Fund move forward and that the advisory agreement be continued until the merger was approved by the shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Sandalwood Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2017

Sandalwood Opportunity Fund (Sub-Adviser – Dear Park Road Management Company, LP)

In connection with the regular meeting held on November 17-18, 2016 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between PFA and Dear Park Road Management Company, LP (“DPRC”), with respect to Sandalwood Opportunity Fund (“Sandalwood” or the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent, and Quality of Service. The Trustees noted that DPRC was founded in 2003 and is a multi-fund investment adviser currently managing approximately $1.8 billion in assets specializing in distressed real estate and asset backed fixed income securities servicing high net worth individuals and institutional investors. The Trustees reviewed the background information of key DPRC personnel and considered their education and diverse financial industry experience. The Trustees acknowledged DPRC’s investment process was based on fundamental research that analyzes a broad universe of short-term asset backed securities seeking undervalued investments. They noted that DPRC performed all credit research in-house works with PFA to provide updates on the outlook for the credit markets and performance and attributions of its sleeve of the portfolio. They acknowledged that DPRC addressed several risks associated with this asset class such as diversification within the asset-backed securities (“ABS”) sector, limiting volatility, maintaining liquidity by investing in shorter duration securities with higher cash flows, and hedging various market risks and interest rate risk. The Trustees noted that DPRC selected broker-dealers after taking relevant factors into consideration that meet its best execution standards with its CCO performing periodic reviews. The Trustees acknowledged that DPRC reported no material compliance or litigation issues since the previous sub-advisory contract approval. The Trustees acknowledged that PFA stated their satisfaction with DPRC’s quality of service and the cooperation they provide. The Trustees concluded that DPRC would continue to provide high quality service to the Fund and its shareholders.

Performance. The Trustees noted that DPRC had been a positive contributor to the performance of the Fund during its association. The Trustees reviewed DPRC’s performance and noted that although the sub-adviser’s sleeve realized a significant loss over the 1-year period, over the life of the Fund, DPRC had generated a solidly positive return. The Trustees noted that DPRC’s strategy of buying deeply discounted asset backed securities appeared to show better returns over longer periods. The Trustees concluded that DPRC appeared knowledgeable and experienced in this market segment and should be retained.

Fees & Expense. The Trustees reviewed DPRC’s sub-advisory fee and noted that it was 1.125%. The Trustees further noted that DPRC charges a performance fee to its other accounts, and assuming reasonable returns in those accounts, the sub-advisory fee was well within the range of fees charged to other

Sandalwood Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2017

accounts managed by the sub-adviser. They also reviewed the fee charged by DPRC to another fund in the Trust. After further discussion, the Trustees concluded that DPRC’s sub-advisory fee was not unreasonable, and that it should be retained.

Economies of Scale. The Trustees considered the growth projections of the adviser, and noted that the small size of the Fund is one of the main reasons for the Fund’s proposed merger, and it is unlikely that economies of scale would be realized prior to the merger.

Profitability. The Trustees discussed the profits realized by the sub-adviser in connection with the operation of the Fund. They noted that although the sub-adviser did realize a profit with respect to the Fund, the amount of the profit realized was small in terms of both dollars and percentage, and therefore not excessive.

Conclusion. The Trustees agreed that the proposed merger of the Fund move forward, and that the sub-advisory agreement be continued until the merger was approved by the shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

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SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2017

Sandalwood Opportunity Fund

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on February 17, 2017, Trust shareholders of record as of the close of business on December 14, 2016 voted to approve the following proposal:

Proposal 1: Approval of the Reorganization Agreement that provides for: (i) the transfer of all of the assets and liabilities of the Sandalwood Opportunity Fund in exchange for shares of the Deer Park Total Return Credit Fund; and (ii) the distribution of shares of the Deer Park Total Return Credit Fund so received to shareholders of the Sandalwood Opportunity Fund.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
802,816	182,695

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISERS
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

INVESTMENT PRIMARY SUB-ADVISER
Sandalwood Securities, Inc.
101 Eisenhower Parkway
Roseland, NJ 07068

INVESTMENT SUB-ADVISERS
Deer Park Road Management Company, LP
1195 Bangtail Way
Steamboat Springs, CO 80487

Shelton Capital Management, LLC
1050 17th St. Suite 1710
Denver, CO 80265

MidOcean Credit Fund Management, L.P.
320 Park Avenue, 16th Floor
New York, NY 10022

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/8/17

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 6/8/17